Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO ETF Trust
Entity Central Index Key	0001450011
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000089019
Shareholder Report [Line Items]
Fund Name	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Trading Symbol	HYS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
AssetsNet	$ 1,535,555,000
Holdings Count | Holding	856
Advisory Fees Paid, Amount	$ 4,101,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,535,555
# of Portfolio Holdings	856
Portfolio Turnover Rate	32%
Total Net Management Fees Paid During the Reporting Period	$4,101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	93.1%
Loan Participations and Assignments	1.9%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	5.7%
Affiliated Investments	2.8%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(3.8%)
Total	100.0%

C000079103
Shareholder Report [Line Items]
Fund Name	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
Trading Symbol	STPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[2]
AssetsNet	$ 430,055,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 447,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$430,055
# of Portfolio Holdings	26
Portfolio Turnover Rate	13%
Total Net Management Fees Paid During the Reporting Period	$447
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.7%
Short-Term Instruments	0.3%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

C000079104
Shareholder Report [Line Items]
Fund Name	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
Trading Symbol	LTPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[3]
AssetsNet	$ 685,257,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 700,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$685,257
# of Portfolio Holdings	16
Portfolio Turnover Rate	3%
Total Net Management Fees Paid During the Reporting Period	$700
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Treasury Obligations	99.5%
Short-Term Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.5%
Total	100.0%

C000080240
Shareholder Report [Line Items]
Fund Name	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
Trading Symbol	ZROZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[4]
AssetsNet	$ 1,556,304,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,241,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,556,304
# of Portfolio Holdings	21
Portfolio Turnover Rate	9%
Total Net Management Fees Paid During the Reporting Period	$1,241
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	100.0%
Short-Term Instruments	0.2%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

C000102215
Shareholder Report [Line Items]
Fund Name	PIMCO Active Bond Exchange-Traded Fund
Trading Symbol	BOND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Active Bond Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Active Bond Exchange-Traded Fund	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[5]
AssetsNet	$ 6,847,347,000
Holdings Count | Holding	1,765
Advisory Fees Paid, Amount	$ 14,346,000
InvestmentCompanyPortfolioTurnover	209.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,847,347
# of Portfolio Holdings	1,765
Portfolio Turnover Rate	209%
Total Net Management Fees Paid During the Reporting Period	$14,346
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Government Agencies	62.7%
Corporate Bonds & Notes	25.4%
Asset-Backed Securities	13.7%
U.S. Treasury Obligations	12.2%
Non-Agency Mortgage-Backed Securities	7.7%
Sovereign Issues	2.9%
Municipal Bonds & Notes	0.8%
Preferred Securities	0.7%
Loan Participations and Assignments	0.2%
Short-Term Instruments	1.4%
Affiliated Investments	3.9%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(31.6%)
Total	100.0%

C000079102
Shareholder Report [Line Items]
Fund Name	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
Trading Symbol	TIPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[6]
AssetsNet	$ 91,569,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 98,000
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$91,569
# of Portfolio Holdings	40
Portfolio Turnover Rate	64%
Total Net Management Fees Paid During the Reporting Period	$98
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Treasury Obligations	99.1%
Short-Term Instruments	0.9%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%

C000117167
Shareholder Report [Line Items]
Fund Name	PIMCO Enhanced Low Duration Active Exchange-Traded Fund
Trading Symbol	LDUR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Enhanced Low Duration Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[7]
AssetsNet	$ 1,208,304,000
Holdings Count | Holding	791
Advisory Fees Paid, Amount	$ 2,275,000
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,208,304
# of Portfolio Holdings	791
Portfolio Turnover Rate	146%
Total Net Management Fees Paid During the Reporting Period	$2,275
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	36.0%
U.S. Government Agencies	31.8%
Asset-Backed Securities	23.3%
Non-Agency Mortgage-Backed Securities	4.4%
Sovereign Issues	3.7%
U.S. Treasury Obligations	1.1%
Municipal Bonds & Notes	0.5%
Short-Term Instruments	13.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(14.4%)
Total	100.0%

C000215593
Shareholder Report [Line Items]
Fund Name	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
Trading Symbol	EMNT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[8]
AssetsNet	$ 211,001,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 251,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$211,001
# of Portfolio Holdings	207
Portfolio Turnover Rate	42%
Total Net Management Fees Paid During the Reporting Period	$251
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	32.6%
U.S. Government Agencies	15.0%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	1.8%
Non-Agency Mortgage-Backed Securities	1.4%
Sovereign Issues	0.1%
Short-Term Instruments	38.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.3%
Total	100.0%

C000080241
Shareholder Report [Line Items]
Fund Name	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
Trading Symbol	MINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[9]
AssetsNet	$ 14,573,721,000
Holdings Count | Holding	923
Advisory Fees Paid, Amount	$ 24,835,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$14,573,721
# of Portfolio Holdings	923
Portfolio Turnover Rate	26%
Total Net Management Fees Paid During the Reporting Period	$24,835
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	58.9%
Asset-Backed Securities	15.4%
U.S. Government Agencies	14.7%
U.S. Treasury Obligations	2.7%
Non-Agency Mortgage-Backed Securities	1.8%
Sovereign Issues	0.6%
Short-Term Instruments	5.5%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.4%
Total	100.0%

C000080245
Shareholder Report [Line Items]
Fund Name	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
Trading Symbol	MUNI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[10]
AssetsNet	$ 2,527,390,000
Holdings Count | Holding	587
Advisory Fees Paid, Amount	$ 3,968,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,527,390
# of Portfolio Holdings	587
Portfolio Turnover Rate	10%
Total Net Management Fees Paid During the Reporting Period	$3,968
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	16.1%
Local or Guaranteed Housing	14.4%
Ad Valorem Property Tax	8.7%
Natural Gas Revenue	7.1%
Electric Power & Light Revenue	5.9%
Income Tax Revenue	4.7%
Highway Revenue Tolls	3.6%
College & University Revenue	3.0%
Sales Tax Revenue	2.8%
Miscellaneous Revenue	2.6%
Water Revenue	2.5%
Other Investments	13.3%
Short-Term Instruments	14.7%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

C000089022
Shareholder Report [Line Items]
Fund Name	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
Trading Symbol	CORP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	$17	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[11]
AssetsNet	$ 1,368,948,000
Holdings Count | Holding	1,395
Advisory Fees Paid, Amount	$ 1,361,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,368,948
# of Portfolio Holdings	1,395
Portfolio Turnover Rate	7%
Total Net Management Fees Paid During the Reporting Period	$1,361
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	92.1%
U.S. Treasury Obligations	10.4%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(3.2%)
Total	100.0%

C000240988
Shareholder Report [Line Items]
Fund Name	PIMCO Commodity Strategy Active Exchange-Traded Fund
Trading Symbol	CMDT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Commodity Strategy Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Commodity Strategy Active Exchange-Traded Fund	$33	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[12]
AssetsNet	$ 608,103,000
Holdings Count | Holding	379
Advisory Fees Paid, Amount	$ 1,772,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$608,103
# of Portfolio Holdings	379
Portfolio Turnover Rate	21%
Total Net Management Fees Paid During the Reporting Period	$1,772
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	29.7%
Commodities	15.9%
U.S. Government Agencies	13.3%
Asset-Backed Securities	11.1%
Non-Agency Mortgage-Backed Securities	1.3%
Sovereign Issues	0.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.5%
Affiliated Investments	2.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	6.5%
Total	100.0%

C000249911
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Trading Symbol	PMBS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[13]
AssetsNet	$ 962,859,000
Holdings Count | Holding	1,123
Advisory Fees Paid, Amount	$ 1,533,000
InvestmentCompanyPortfolioTurnover	620.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$962,859
# of Portfolio Holdings	1,123
Portfolio Turnover Rate	620%
Total Net Management Fees Paid During the Reporting Period	$1,533
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Government Agencies	186.4%
Asset-Backed Securities	4.4%
Non-Agency Mortgage-Backed Securities	1.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.2%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	(96.0%)
Total	100.0%

C000242819
Shareholder Report [Line Items]
Fund Name	PIMCO Multisector Bond Active Exchange-Traded Fund
Trading Symbol	PYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Multisector Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Multisector Bond Active Exchange-Traded Fund	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[14]
AssetsNet	$ 10,218,593,000
Holdings Count | Holding	1,803
Advisory Fees Paid, Amount	$ 22,373,000
InvestmentCompanyPortfolioTurnover	413.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,218,593
# of Portfolio Holdings	1,803
Portfolio Turnover Rate	413%
Total Net Management Fees Paid During the Reporting Period	$22,373
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Government Agencies	53.5%
Corporate Bonds & Notes	29.1%
Asset-Backed Securities	28.3%
Non-Agency Mortgage-Backed Securities	9.6%
Sovereign Issues	5.6%
U.S. Treasury Obligations	3.8%
Loan Participations and Assignments	2.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	36.5%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(69.4%)
Total	100.0%

C000229173
Shareholder Report [Line Items]
Fund Name	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund
Trading Symbol	MINO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[15]
AssetsNet	$ 466,775,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 723,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$466,775
# of Portfolio Holdings	402
Portfolio Turnover Rate	19%
Total Net Management Fees Paid During the Reporting Period	$723
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Health, Hospital & Nursing Home Revenue	14.4%
Local or Guaranteed Housing	12.4%
Ad Valorem Property Tax	7.7%
Port, Airport & Marina Revenue	5.6%
Electric Power & Light Revenue	4.1%
Natural Gas Revenue	3.4%
Sales Tax Revenue	3.1%
Industrial Revenue	3.1%
College & University Revenue	3.1%
Miscellaneous Revenue	3.0%
Income Tax Revenue	2.9%
Other Investments	19.8%
Short-Term Instruments	16.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	1.3%
Total	100.0%

C000239077
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund
Trading Symbol	PRFD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[16]
AssetsNet	$ 202,167,000
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 694,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$202,167
# of Portfolio Holdings	216
Portfolio Turnover Rate	18%
Total Net Management Fees Paid During the Reporting Period	$694
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	60.5%
Preferred Securities	33.6%
Short-Term Instruments	4.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	1.5%
Total	100.0%

C000145158
Shareholder Report [Line Items]
Fund Name	PIMCO Senior Loan Active Exchange-Traded Fund
Trading Symbol	LONZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Senior Loan Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Senior Loan Active Exchange-Traded Fund	$31	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[17]
AssetsNet	$ 482,648,000
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 1,896,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$482,648
# of Portfolio Holdings	293
Portfolio Turnover Rate	59%
Total Net Management Fees Paid During the Reporting Period	$1,896
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Loan Participations and Assignments	81.5%
Corporate Bonds & Notes	2.1%
U.S. Treasury Obligations	0.2%
Short-Term Instruments	19.4%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(3.2%)
Total	100.0%

C000080242
Shareholder Report [Line Items]
Fund Name	PIMCO Ultra Short Government Active Exchange-Traded Fund
Trading Symbol	BILZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Ultra Short Government Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Ultra Short Government Active Exchange-Traded Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[18]
AssetsNet	$ 838,350,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 629,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$838,350
# of Portfolio Holdings	17
Portfolio Turnover Rate	0%
Total Net Management Fees Paid During the Reporting Period	$629
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Short-Term Instruments	100.3%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%

C000080244
Shareholder Report [Line Items]
Fund Name	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund
Trading Symbol	SMMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[19]
AssetsNet	$ 977,571,000
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 1,670,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$977,571
# of Portfolio Holdings	351
Portfolio Turnover Rate	13%
Total Net Management Fees Paid During the Reporting Period	$1,670
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Local or Guaranteed Housing	19.1%
Health, Hospital & Nursing Home Revenue	13.3%
Ad Valorem Property Tax	8.9%
Electric Power & Light Revenue	6.9%
Natural Gas Revenue	6.6%
Water Revenue	5.2%
Highway Revenue Tolls	2.8%
Income Tax Revenue	2.6%
General Fund	2.6%
College & University Revenue	2.2%
Miscellaneous Revenue	2.2%
Other Investments	14.0%
Short-Term Instruments	12.8%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

[1]	Annualized
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